Risk and sensitivity analysis - Asia, equity price sensitivity (Details) - Asia insurance operations - Non-linked shareholder-backed - Equity price risk - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Risk and sensitivity analysis
Exposure to equity and property investment	$ 3,480	$ 2,740
20% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Change in profit before tax attributable to shareholders, decrease in assumption	$ (864)	$ (709)
Change in related deferred tax (where applicable), decrease in assumption	48	21
Net effect on profit and shareholders' equity, decrease in assumption	$ (816)	$ (688)
10% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	10.00%	10.00%
Change in profit before tax attributable to shareholders, decrease in assumption	$ (432)	$ (355)
Change in related deferred tax (where applicable), decrease in assumption	24	10
Net effect on profit and shareholders' equity, decrease in assumption	$ (408)	$ (345)